                                                      ------------------------
                                                            OMB APPROVAL
                                                      ------------------------
                                                       OMB Number: 3235-006
                                                      Expires: February 28, 1994
                         UNITED STATES                Estimated average burden
                SECURITIES AND EXCHANGE COMMISSION    hours per form.....24.60
                                                      ------------------------
                      WASHINGTON, D.C. 20549
                                                         -----------------------
                                                              SEC USE ONLY
                                                         -----------------------
                             FORM 13F
                                                         -----------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

      Report for the Calendar Year or Quarter Ended September 30, 1999.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:  [ ]
Todd Investment Advisors,  Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
3160 National City Tower, 101 South Fifth Street,  Louisville, KY        40202
--------------------------------------------------------------------------------
Business Address           (Street)                (City)    (State)     (Zip)

Bosworth M. Todd          (502) 585-3121          Chairman
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------
   INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 30th day of September, 1999.

                              TODD INVESTMENT ADVISORS,  INC.
                              --------------------------------------------------
                                 (Name of Institutional Investment Manager)


                                   Bosworth M. Todd
                              --------------------------------------------------
                                (Manual Signature of Person Duly Authorized
                                          to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                                 13f file No.:         Name:                          13f file No.:
----------------------------------    -------------------   ----------------------------   --------------------
1.  Todd Investment Advisors, Inc.       28-834              6.
----------------------------------    -------------------   ----------------------------   --------------------
2.                                                           7.
----------------------------------    -------------------   ----------------------------   --------------------
3.                                                           8.
----------------------------------    -------------------   ----------------------------   --------------------
4.                                                           9.
----------------------------------    -------------------   ----------------------------   --------------------
5.                                                          10.
----------------------------------    -------------------   ----------------------------   --------------------

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Page 1 of 13

                                                                FORM 13F                                     (SEC USE ONLY)

                                               Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Item 6:                                 Item 8:
                                                                   Investment Discretion                 Voting Authority (Shares)
                        Item 2:           Item 4:  Item 5:  --------------------------------            ----------------------------
   Item 1:              Title    Item 3:   Fair   Shares of                                   Item 7:
Name of Issuer           of      CUSIP     Market Principal           (b) Shared-             Managers
                        Class    Number    Value   Amount   (a) Sole  As Defined (c) Shared- See Inst.V (a) Sole (b) Shared (c) None
                                                                      in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs             Common  002824100  5,273  143,730                                               101,780              41,950
------------------------------------------------------------------------------------------------------------------------------------
Actrade Int'l           Common  004931101    181   13,500                                                13,500                   0
------------------------------------------------------------------------------------------------------------------------------------
Aegon NV                Common  007924103  2,170   25,086                                                 4,604              20,482
------------------------------------------------------------------------------------------------------------------------------------
AES Corp                Common  00130H105    690   11,700                                                11,700                   0
------------------------------------------------------------------------------------------------------------------------------------
Airtran Holdings        Common  00949P108    202    5,100                                                   800               4,300
------------------------------------------------------------------------------------------------------------------------------------
Albertsons Inc.         Common  013104104     50   10,000                                                     0              10,000
------------------------------------------------------------------------------------------------------------------------------------
Allied Signal           Common  019512102  6,950  115,950                                               101,100              14,850
------------------------------------------------------------------------------------------------------------------------------------
American Express        Common  025816109    392    2,900                                                 2,900                    0
------------------------------------------------------------------------------------------------------------------------------------
American Home Prod.     Common  026609107  1,066   25,676                                                 1,300              24,376
------------------------------------------------------------------------------------------------------------------------------------
American Intl Group     Common  026874107  1,749   20,123                                                 1,874              18,249
------------------------------------------------------------------------------------------------------------------------------------
Ameritech Corp.         Common  030954101  4,212   63,105                                                42,990              20,115
------------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch          Common  035229103  4,506   64,320                                                57,070               7,250
------------------------------------------------------------------------------------------------------------------------------------
Applix                  Common  038316105    465   39,800                                                39,800                   0
-----------------------------------------------------------------------------------------------------------------------------------
Archstone Cmntys        Common  039581103  1,309   66,280                                                52,480              13,800
-----------------------------------------------------------------------------------------------------------------------------------
                                          29,215
-----------------------------------------------------------------------------------------------------------------------------------


Page 2 of 13

                                                                FORM 13F                                     (SEC USE ONLY)

                                               Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Item 6:                                  Item 8:
                                                                   Investment Discretion                 Voting Authority (Shares)
                        Item 2:           Item 4:  Item 5:  --------------------------------            ----------------------------
   Item 1:              Title    Item 3:   Fair   Shares of                                   Item 7:
Name of Issuer           of      CUSIP     Market Principal           (b) Shared-             Managers
                        Class    Number    Value   Amount   (a) Sole  As Defined (c) Shared- See Inst.V (a) Sole (b) Shared (c) None
                                                                      in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield      Common  048825103  4,333   48,886                                                39,436               9,450
-----------------------------------------------------------------------------------------------------------------------------------
Automatic Data          Common  053015103    658   14,750                                                 6,200               8,550
-----------------------------------------------------------------------------------------------------------------------------------
Avon Products           Common  054303102    218    8,800                                                   800               8,000
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.   Common  060505104  6,808  122,249                                               110,999              11,250
-----------------------------------------------------------------------------------------------------------------------------------
Bank One Corp           Common  06423A103  3,645  104,705                                                62,129              42,576
-----------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic           Common  077853109  5,449   80,958                                                59,496              21,462
-----------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp.         Common  079860102  1,524   33,864                                                 1,300              32,564
-----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway      Common  084670207    299      161                                                     0                 161
-----------------------------------------------------------------------------------------------------------------------------------
Best Foods              Common  08658U101    223    4,600                                                     0               4,600
-----------------------------------------------------------------------------------------------------------------------------------
Block, H&R Inc.         Common  093671105  4,430  101,995                                                83,895              18,100
-----------------------------------------------------------------------------------------------------------------------------------
Boeing Company          Common  097023105    379    8,900                                                 8,900                   0
-----------------------------------------------------------------------------------------------------------------------------------
BP Amoco PLC            Common  055622104    736    6,642                                                     0               6,642
-----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers           Common  110122108  6,001   88,904                                                60,820              28,084
-----------------------------------------------------------------------------------------------------------------------------------
Brown Foreman Corp B    Common  115637209    524    8,400                                                 1,100               7,300
-----------------------------------------------------------------------------------------------------------------------------------
                                          35,227
-----------------------------------------------------------------------------------------------------------------------------------


Page 3 of 13

                                                                FORM 13F                                     (SEC USE ONLY)

                                               Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Item 6:                                 Item 8:
                                                                   Investment Discretion                 Voting Authority (Shares)
                        Item 2:           Item 4:  Item 5:  --------------------------------            ----------------------------
   Item 1:              Title    Item 3:   Fair   Shares of                                   Item 7:
Name of Issuer           of      CUSIP     Market Principal           (b) Shared-             Managers
                        Class    Number    Value   Amount   (a) Sole  As Defined (c) Shared- See Inst.V (a) Sole (b) Shared (c) None
                                                                      in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health         Common  14149Y108  1,583   29,055                                                27,555              1,500
-----------------------------------------------------------------------------------------------------------------------------------
Catapult Communications Common  149016107    233   15,000                                                15,000                  0
-----------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.        Common  149123101    362    6,600                                                 6,600                  0
-----------------------------------------------------------------------------------------------------------------------------------
Century Tel Inc.        Common  156700106    384    9,449                                                   562              8,887
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp            Common  166751107  1,355   15,265                                                11,700              3,565
-----------------------------------------------------------------------------------------------------------------------------------
Cigna Corp.             Common  125509109  1,449   18,635                                                15,610              3,025
-----------------------------------------------------------------------------------------------------------------------------------
Cincinatti Financial    Common  172062101    537   14,295                                                   600             13,695
Corp
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc           Common  17275R102 10,879  158,673                                               124,728             33,945
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup               Common  172967101    963   21,875                                                18,875              3,000
-----------------------------------------------------------------------------------------------------------------------------------
CK Witco Corp           Common  12562C108    309   20,800                                                20,800                  0
-----------------------------------------------------------------------------------------------------------------------------------
Coastal Corp.           Common  190441105  5,407  132,090                                               109,040             23,050
-----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co            Common  191216100  2,151   44,578                                                17,450             27,128
-----------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive       Common  194162103    366    8,000                                                     0              8,000
-----------------------------------------------------------------------------------------------------------------------------------
Computer Assoc.         Common  204912109  4,999   81,788                                                64,488             17,300
-----------------------------------------------------------------------------------------------------------------------------------
                                          30,977
-----------------------------------------------------------------------------------------------------------------------------------


Page 4 of 13

                                                                FORM 13F                                     (SEC USE ONLY)

                                               Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Item 6:                                 Item 8:
                                                                   Investment Discretion                 Voting Authority (Shares)
                        Item 2:           Item 4:  Item 5:  --------------------------------            ----------------------------
   Item 1:              Title    Item 3:   Fair   Shares of                                   Item 7:
Name of Issuer           of      CUSIP     Market Principal           (b) Shared-             Managers
                        Class    Number    Value   Amount   (a) Sole  As Defined (c) Shared- See Inst.V (a) Sole (b) Shared (c) None
                                                                      in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Computer Sciences       Common  205363104  5,679   80,770                                                73,620               7,150
-----------------------------------------------------------------------------------------------------------------------------------
Conoco Cl A             Common  208251306    775   27,920                                                 8,320              19,600
-----------------------------------------------------------------------------------------------------------------------------------
Conoco Cl B             Common  208251405    785   18,915                                                15,915               3,000
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison     Common  209115104  1,470   53,717                                                46,687               7,030
-----------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines         Common  247361108  2,947   60,760                                                52,310               8,450
-----------------------------------------------------------------------------------------------------------------------------------
Disney Walt Company     Common  254687106    673   25,900                                                14,700              11,200
-----------------------------------------------------------------------------------------------------------------------------------
Dollar General          Common  256669102  3,514  113,814                                                98,294              15,520
-----------------------------------------------------------------------------------------------------------------------------------
Dot Hill System         Common  25848T109    245   37,000                                                24,000              13,000
-----------------------------------------------------------------------------------------------------------------------------------
Dover Corp              Common  260003108    576   14,100                                                     0              14,100
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical            Common  260543103    531    4,670                                                 3,250               1,420
-----------------------------------------------------------------------------------------------------------------------------------
Du  Pont E I            Common  263534109    786   12,995                                                 8,427               4,568
-----------------------------------------------------------------------------------------------------------------------------------
Duke Energy             Common  264399106  4,876   88,454                                                68,380              20,074
-----------------------------------------------------------------------------------------------------------------------------------
Duke Weeks Realty       Common  264411505    281   14,400                                                 1,000              13,400
-----------------------------------------------------------------------------------------------------------------------------------
Electronics Boutique    Common  286045109    330   12,800                                                12,800                   0
-----------------------------------------------------------------------------------------------------------------------------------
                                          23,468
-----------------------------------------------------------------------------------------------------------------------------------


Page 5 of 13

                                                                FORM 13F                                     (SEC USE ONLY)

                                               Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Item 6:                                 Item 8:
                                                                   Investment Discretion                 Voting Authority (Shares)
                        Item 2:           Item 4:  Item 5:  --------------------------------            ----------------------------
   Item 1:              Title    Item 3:   Fair   Shares of                                   Item 7:
Name of Issuer           of      CUSIP     Market Principal           (b) Shared-             Managers
                        Class    Number    Value   Amount   (a) Sole  As Defined (c) Shared- See Inst.V (a) Sole (b) Shared (c) None
                                                                      in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Emerson Elec Co         Common  291011104  1,190   18,830                                                10,480               8,350
-----------------------------------------------------------------------------------------------------------------------------------
Endocare Inc.           Common  29264P104     63   10,000                                                10,000                   0
-----------------------------------------------------------------------------------------------------------------------------------
Englehard Corp.         Common  292845104  1,462   80,100                                                60,450              19,650
-----------------------------------------------------------------------------------------------------------------------------------
Excel Switching         Common  30067V108    305    8,500                                                 8,500                   0
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Corp.             Common  302290101  3,761   49,483                                                 1,110              48,373
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan       Common  313400301    437    8,400                                                     0               8,400
Mtg Co
-----------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtg        Common  313586109  3,619   57,730                                                51,980               5,750
-----------------------------------------------------------------------------------------------------------------------------------
Federated Dept Stores   Common  31410H101    428    9,800                                                 9,800                   0
-----------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging Tr Inc   Common  31430F101    627   35,800                                                33,800               2,000
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp     Common  316773100    940   15,451                                                   600              14,851
-----------------------------------------------------------------------------------------------------------------------------------
Finish Line Inc.        Common  317923100    105   12,000                                                10,000               2,000
-----------------------------------------------------------------------------------------------------------------------------------
First American Corp     Common  318900107    566   13,000                                                 1,000              12,000
-----------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Common  32054K103  2,459   99,360                                                79,560              19,800
-----------------------------------------------------------------------------------------------------------------------------------
First Union Corp        Common  337358105  2,255   63,305                                                49,953              13,352
-----------------------------------------------------------------------------------------------------------------------------------
                                          18,217
-----------------------------------------------------------------------------------------------------------------------------------


Page 6 of 13

                                                                FORM 13F                                     (SEC USE ONLY)

                                               Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Item 6:                                 Item 8:
                                                                   Investment Discretion                 Voting Authority (Shares)
                        Item 2:           Item 4:  Item 5:  --------------------------------            ----------------------------
   Item 1:              Title    Item 3:   Fair   Shares of                                   Item 7:
Name of Issuer           of      CUSIP     Market Principal           (b) Shared-             Managers
                        Class    Number    Value   Amount   (a) Sole  As Defined (c) Shared- See Inst.V (a) Sole (b) Shared (c) None
                                                                      in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
First Virginia Bank     Common  337477103    314    7,200                                                 7,200                   0
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.          Common  345370100  4,309   85,747                                                67,355              18,392
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Airlines       Common  359065109     95   10,000                                                10,000                   0
-----------------------------------------------------------------------------------------------------------------------------------
Gainsco Inc.            Common  363127101    186   30,000                                                30,000                   0
-----------------------------------------------------------------------------------------------------------------------------------
Gannett Inc.            Common  364730101    320    4,620                                                     0               4,620
-----------------------------------------------------------------------------------------------------------------------------------
General Electric        Common  369604103 15,961  134,623                                                82,624              51,999
-----------------------------------------------------------------------------------------------------------------------------------
Genesis Microchip       Common  371933102    267   15,100                                                14,100               1,000
-----------------------------------------------------------------------------------------------------------------------------------
Genuine Parts Company   Common  372460105    262    9,880                                                     0               9,880
-----------------------------------------------------------------------------------------------------------------------------------
Gilat Communications    Common  M50876107    181   12,600                                                12,600                   0
Ltd
-----------------------------------------------------------------------------------------------------------------------------------
GTE Corp                Common  362320103  8,246  107,261                                                85,886              21,375
-----------------------------------------------------------------------------------------------------------------------------------
Guilford                Common  401829106    282   18,500                                                18,500                   0
Pharmaceuticals
-----------------------------------------------------------------------------------------------------------------------------------
Hain Food Group         Common  405219106    272   11,000                                                11,000                   0
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co          Common  406216101    349    8,500                                                 8,300                 200
-----------------------------------------------------------------------------------------------------------------------------------
Happy Kids Inc.         Common  411391105    100   10,000                                                10,000                   0
-----------------------------------------------------------------------------------------------------------------------------------
                                          31,144
-----------------------------------------------------------------------------------------------------------------------------------


Page 7 of 13

                                                                FORM 13F                                     (SEC USE ONLY)

                                               Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Item 6:                                 Item 8:
                                                                   Investment Discretion                 Voting Authority (Shares)
                        Item 2:           Item 4:  Item 5:  --------------------------------            ----------------------------
   Item 1:              Title    Item 3:   Fair   Shares of                                   Item 7:
Name of Issuer           of      CUSIP     Market Principal           (b) Shared-             Managers
                        Class    Number    Value   Amount   (a) Sole  As Defined (c) Shared- See Inst.V (a) Sole (b) Shared (c) None
                                                                      in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Hercules Inc.           Common  427056106    258    9,000                                                 3,400               5,600
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard Co      Common  428236103  3,202   35,280                                                25,580               9,700
-----------------------------------------------------------------------------------------------------------------------------------
Hickory Tech Corp       Common  429060106    140   10,000                                                10,000                   0
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot              Common  437076102  5,772   84,110                                                65,810              18,300
-----------------------------------------------------------------------------------------------------------------------------------
Hubbell Inc.            Common  443510201    537   16,850                                                 1,750              15,100
-----------------------------------------------------------------------------------------------------------------------------------
I B M                   Common  459200101  1,835   15,168                                                 4,000              11,168
-----------------------------------------------------------------------------------------------------------------------------------
Infocure Corp.          Common  45665A108    364   19,300                                                19,300                   0
-----------------------------------------------------------------------------------------------------------------------------------
Innotrac Corp           Common  45767M109    197   11,000                                                11,000                   0
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.             Common  458140100  6,264   84,290                                                62,770              21,520
-----------------------------------------------------------------------------------------------------------------------------------
Interpublic Group       Common  460690100  2,097   51,000                                                51,000                   0
-----------------------------------------------------------------------------------------------------------------------------------
Intervoice-Brite Inc.   Common  461142101    299   27,000                                                26,000               1,000
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Pilot         Common  475070108    334    5,286                                                     0               5,286
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson       Common  478160104  5,333   58,050                                                28,180              29,870
-----------------------------------------------------------------------------------------------------------------------------------
Jones Pharmaceuticals   Common  480236108    237    7,200                                                 6,750                 450
Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                          26,869
-----------------------------------------------------------------------------------------------------------------------------------


Page 8 of 13

                                                                FORM 13F                                     (SEC USE ONLY)

                                               Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Item 6:                                 Item 8:
                                                                   Investment Discretion                 Voting Authority (Shares)
                        Item 2:           Item 4:  Item 5:  --------------------------------            ----------------------------
   Item 1:              Title    Item 3:   Fair   Shares of                                   Item 7:
Name of Issuer           of      CUSIP     Market Principal           (b) Shared-             Managers
                        Class    Number    Value   Amount   (a) Sole  As Defined (c) Shared- See Inst.V (a) Sole (b) Shared (c) None
                                                                      in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Kerr McGee              Common  492386107    547     9,938                                                 5,438               4,500
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark          Common  494368103  5,917   112,172                                                97,772              14,400
------------------------------------------------------------------------------------------------------------------------------------
L G & E Energy          Common  501917108    292    13,764                                                 2,404              11,360
------------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl            Common  529771107  1,022    12,700                                                 9,800               2,900
------------------------------------------------------------------------------------------------------------------------------------
Lilly, Eli & Company    Common  532457108  1,258    19,600                                                18,200               1,400
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies     Common  549463107    740    11,400                                                 6,700               4,700
------------------------------------------------------------------------------------------------------------------------------------
Mack Cali Rlty Corp     Common  554489104  2,185    81,490                                                71,240              10,250
------------------------------------------------------------------------------------------------------------------------------------
Marine Drilling         Common  568240204    229    14,500                                                11,500               3,000
------------------------------------------------------------------------------------------------------------------------------------
Marsh McLennan          Common  571748102    689    10,060                                                 5,200               4,860
------------------------------------------------------------------------------------------------------------------------------------
May Dept Stores         Common  577778103    933    25,597                                                13,947              11,650
------------------------------------------------------------------------------------------------------------------------------------
MBIA                    Common  55262C100  1,083    23,235                                                14,360               8,875
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.              Common  55262L100  5,670   248,540                                               192,962              55,578
------------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp.         Common  580135101  2,437    56,350                                                41,700              14,650
------------------------------------------------------------------------------------------------------------------------------------
Mellon Bank             Common  585509102    365    10,850                                                 1,200               9,650
------------------------------------------------------------------------------------------------------------------------------------
                                          23,367
------------------------------------------------------------------------------------------------------------------------------------


Page 9 of 13

                                                                FORM 13F                                     (SEC USE ONLY)

                                               Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Item 6:                                Item 8:
                                                                   Investment Discretion                 Voting Authority (Shares)
                        Item 2:           Item 4:  Item 5:  --------------------------------            ----------------------------
   Item 1:              Title    Item 3:   Fair   Shares of                                   Item 7:
Name of Issuer           of      CUSIP     Market Principal           (b) Shared-             Managers
                        Class    Number    Value   Amount   (a) Sole  As Defined (c) Shared- See Inst.V (a) Sole (b) Shared (c) None
                                                                      in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc          Common  589331107  8,460   130,530                                                69,480              61,050
------------------------------------------------------------------------------------------------------------------------------------
MetroOne Telecom        Common  59163F105    211    11,000                                                11,000                   0
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp    Common  552848103  4,419    92,540                                                81,440              11,100
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.         Common  594918104  8,394    92,685                                                65,910              26,775
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Mng & Mfg     Common  504059105    686     7,142                                                 4,000               3,142
------------------------------------------------------------------------------------------------------------------------------------
Mobil Corp              Common  607059102  5,160    51,210                                                37,060              14,150
------------------------------------------------------------------------------------------------------------------------------------
Mobile Mimi             Common  60740F105    203     9,300                                                 9,300                   0
------------------------------------------------------------------------------------------------------------------------------------
Monsanto                Common  611662107    243     6,800                                                   500               6,300
------------------------------------------------------------------------------------------------------------------------------------
Morgan, J. P. & Co.     Common  616880100  1,925    16,850                                                14,950               1,900
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Tr           Common  631100104    289     2,400                                                   100               2,300
------------------------------------------------------------------------------------------------------------------------------------
National City Corp.     Common  635405103  2,590    97,036                                                 3,500              93,536
------------------------------------------------------------------------------------------------------------------------------------
Nautica Enterprises     Common  639089101    185    11,500                                                10,900                 600
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Co.    Common  655844108    297    12,133                                                     0              12,133
------------------------------------------------------------------------------------------------------------------------------------
Northern States Pwr     Common  665772109  1,445    67,000                                                60,200               6,800
------------------------------------------------------------------------------------------------------------------------------------
                                          34,507
------------------------------------------------------------------------------------------------------------------------------------


Page 10 of 13

                                                                FORM 13F                                     (SEC USE ONLY)

                                               Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Item 6:                                 Item 8:
                                                                   Investment Discretion                 Voting Authority (Shares)
                        Item 2:           Item 4:  Item 5:  --------------------------------            ----------------------------
   Item 1:              Title    Item 3:   Fair   Shares of                                   Item 7:
Name of Issuer           of      CUSIP     Market Principal           (b) Shared-             Managers
                        Class    Number    Value   Amount   (a) Sole  As Defined (c) Shared- See Inst.V (a) Sole (b) Shared (c) None
                                                                      in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp              Common  670346105    300     6,290                                                 4,690               1,600
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp             Common  68389X105  1,199    26,355                                                22,305               4,050
------------------------------------------------------------------------------------------------------------------------------------
Orthodontic Ctrs Amer   Common  68750P103    174    10,000                                                10,000                   0
------------------------------------------------------------------------------------------------------------------------------------
Parametric Tech Company Common  699173100    147    10,900                                                10,900                   0
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.             Common  717081103  2,264    63,100                                                57,100               6,000
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris, Inc      Common  718154107  2,542    74,341                                                45,510              28,831
------------------------------------------------------------------------------------------------------------------------------------
Pioneer HiBred          Common  723686101    214     5,400                                                     0               5,400
------------------------------------------------------------------------------------------------------------------------------------
PNC Bank Corp           Common  693475105    232     4,404                                                     0               4,404
------------------------------------------------------------------------------------------------------------------------------------
PPG Industries          Common  693506107    438     7,300                                                 1,500               5,800
------------------------------------------------------------------------------------------------------------------------------------
Premier Technologies    Common  74058F102    243    41,000                                                41,000                   0
------------------------------------------------------------------------------------------------------------------------------------
Pride Int'l Inc.        Common  741932107    228    16,100                                                14,100               2,000
------------------------------------------------------------------------------------------------------------------------------------
Proctor & Gamble Co.    Common  742718109  3,188    34,006                                                10,900              23,106
------------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs     Common  74369L103    264     7,300                                                 7,300                   0
------------------------------------------------------------------------------------------------------------------------------------
Providian Finl Corp     Common  74406A102    848    10,710                                                     0              10,710
------------------------------------------------------------------------------------------------------------------------------------
                                          12,281
------------------------------------------------------------------------------------------------------------------------------------


Page 11 of 13

                                                                FORM 13F                                     (SEC USE ONLY)

                                               Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Item 6:                                Item 8:
                                                                   Investment Discretion                 Voting Authority (Shares)
                        Item 2:           Item 4:  Item 5:  --------------------------------            ----------------------------
   Item 1:              Title    Item 3:   Fair   Shares of                                   Item 7:
Name of Issuer           of      CUSIP     Market Principal           (b) Shared-             Managers
                        Class    Number    Value   Amount   (a) Sole  As Defined (c) Shared- See Inst.V (a) Sole (b) Shared (c) None
                                                                      in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Cl B           Common  755111408  1,531    31,574                                                20,360              11,214
------------------------------------------------------------------------------------------------------------------------------------
Regions Finl corp.      Common  758940100    932    31,070                                                26,320               4,750
------------------------------------------------------------------------------------------------------------------------------------
Rohm & Hass             Common  775371107    209     5,805                                                   900               4,905
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum   Common  780257804  3,039    51,450                                                34,100              17,350
------------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.            Common  786514208  1,435    37,700                                                37,700                   0
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.          Common  803111103    430    18,400                                                     0              18,400
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications      Common  78387G103  3,681    72,082                                                56,200              15,882
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp    Common  806605101    750    17,200                                                     0              17,200
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd        Common  806857108    563     9,038                                                 6,138               2,900
------------------------------------------------------------------------------------------------------------------------------------
Sears                   Common  812387108    409    13,050                                                13,050                   0
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group    Common  828806109  2,059    91,767                                                73,550              18,217
------------------------------------------------------------------------------------------------------------------------------------
Snyder Communications   Common  832914105    196    12,900                                                12,900                   0
------------------------------------------------------------------------------------------------------------------------------------
Spieker Pptys Inc       Common  848497103  2,249    64,850                                                53,700              11,150
------------------------------------------------------------------------------------------------------------------------------------
State Str Corp          Common  857477103    355     5,500                                                     0               5,500
------------------------------------------------------------------------------------------------------------------------------------
                                          17,838
------------------------------------------------------------------------------------------------------------------------------------


Page 12 of 13

                                                                FORM 13F                                     (SEC USE ONLY)

                                               Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Item 6:                                 Item 8:
                                                                   Investment Discretion                 Voting Authority (Shares)
                        Item 2:           Item 4:  Item 5:  --------------------------------            ----------------------------
   Item 1:              Title    Item 3:   Fair   Shares of                                   Item 7:
Name of Issuer           of      CUSIP     Market Principal           (b) Shared-             Managers
                        Class    Number    Value   Amount   (a) Sole  As Defined (c) Shared- See Inst.V (a) Sole (b) Shared (c) None
                                                                      in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Sungard Data            Common  867363103  2,930   111,360                                                98,230              13,130
------------------------------------------------------------------------------------------------------------------------------------
Take Two Interactive    Common  874054109    168    15,200                                                15,200                   0
------------------------------------------------------------------------------------------------------------------------------------
Teco Energy Inc.        Common  872375100  2,777   131,455                                               112,330              19,125
------------------------------------------------------------------------------------------------------------------------------------
Tee Comm Electrs Inc.   Common  87900H100      0    10,000                                                     0              10,000
------------------------------------------------------------------------------------------------------------------------------------
Texaco Inc.             Common  881694103  5,082    80,510                                                62,110              18,400
------------------------------------------------------------------------------------------------------------------------------------
Texas Utilities Co      Common  882848104  2,799    75,020                                                63,920              11,100
------------------------------------------------------------------------------------------------------------------------------------
Tidewater Inc.          Common  886423102    214     8,400                                                 8,400                   0
------------------------------------------------------------------------------------------------------------------------------------
Topps Inc               Common  890786106    300    40,000                                                40,000                   0
------------------------------------------------------------------------------------------------------------------------------------
United Technologies     Common  913017109  6,562   110,640                                                86,550              24,090
------------------------------------------------------------------------------------------------------------------------------------
USX Marathon Gr         Common  902905827    690    23,600                                                23,600                   0
------------------------------------------------------------------------------------------------------------------------------------
Visio Corp              Common  927914101    212     5,400                                                 5,400                   0
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.          Common  929771103  5,007    63,686                                                48,268              15,418
------------------------------------------------------------------------------------------------------------------------------------
Walgreens Co.           Common  931422109    842    33,200                                                 2,800              30,400
------------------------------------------------------------------------------------------------------------------------------------
Walmart Stores          Common  931142103  6,966   146,470                                               115,720              30,750
------------------------------------------------------------------------------------------------------------------------------------
                                          34,549
------------------------------------------------------------------------------------------------------------------------------------


Page 13 of 13

                                                                FORM 13F                                     (SEC USE ONLY)

                                               Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Item 6:                                Item 8:
                                                                   Investment Discretion                 Voting Authority (Shares)
                        Item 2:           Item 4:  Item 5:  --------------------------------            ----------------------------
   Item 1:              Title    Item 3:   Fair   Shares of                                   Item 7:
Name of Issuer           of      CUSIP     Market Principal           (b) Shared-             Managers
                        Class    Number    Value   Amount   (a) Sole  As Defined (c) Shared- See Inst.V (a) Sole (b) Shared (c) None
                                                                      in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Warner Lambert Co.      Common  934488107    431     6,500                                                     0               6,500
------------------------------------------------------------------------------------------------------------------------------------
Willamette Ind.         Common  969133107  4,154    96,330                                                85,130              11,200
------------------------------------------------------------------------------------------------------------------------------------
Workflow Management     Common  98137N109    234    18,000                                                18,000                   0
------------------------------------------------------------------------------------------------------------------------------------
      COLUMN TOTALS                        4,819
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
     COMPANY TOTALS                      322,478
------------------------------------------------------------------------------------------------------------------------------------

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                             182

Form 13F Information Table Value Total:                         322,478

List of Other Included Managers:

No. 0                                       13F File Number        Name